UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number : 811- 23373

NORTH SQUARE INVESTMENTS TRUST
(Exact name of registrant as specified in charter)

200 West Madison Street, Suite 2610
Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Alan E. Molotsky, Esq.

North Square Investments Trust

200 West Madison Street, Suite 2610

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 857-2160

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Sphere 500 Climate Fund

Semiannual Report
March 31, 2024

Sphere 500 Climate Fund

Table of Contents

Sector Allocation of Portfolio Assets	3
Schedule of Investments	4
Statement of Assets and Liabilities	20
Statement of Operations	21
Statements of Changes in Net Assets	22
Financial Highlights	23
Notes to Financial Statements	24
Expense Example	33
Statement Regarding Liquidity Risk Management Program	35
Notice to Shareholders	36
Notice of Privacy Policy and Practices	37

Sphere 500 Climate Fund

SECTOR ALLOCATION OF PORTFOLIO ASSETS
at March 31, 2024 (Unaudited)

Percentages represent market value as a percentage of net assets.

Note: For Presentation purposes, the Fund has grouped some of the industry categories for purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

Sphere 500 Climate Fund

SCHEDULE OF INVESTMENTS
at March 31, 2024 (Unaudited)

COMMON STOCKS – 95.3%	Shares	Value
BASIC MATERIALS – 1.4%
Chemicals – 0.8%
Albemarle Corp.	24	$3,162
Celanese Corp.	22	3,781
CF Industries Holdings, Inc.	38	3,162
Dow, Inc.	145	8,400
DuPont de Nemours, Inc.	86	6,594
Ecolab, Inc.	52	12,007
International Flavors & Fragrances, Inc.	47	4,042
LyondellBasell Industries NV – Class A	53	5,421
PPG Industries, Inc.	48	6,955
RPM International, Inc.	26	3,093
Sherwin-Williams Co.	48	16,671
		73,288
Iron/Steel – 0.2%
Nucor Corp.	49	9,697
Reliance, Inc.	11	3,676
Steel Dynamics, Inc.	30	4,447
		17,820
Mining – 0.4%
Freeport-McMoRan, Inc.	292	13,729
Newmont Corp.	238	8,530
		22,259
TOTAL BASIC MATERIALS		113,367

COMMUNICATIONS – 16.3%
Advertising – 0.1%
Interpublic Group of Cos., Inc.	78	2,545
Omnicom Group, Inc.	40	3,870
Trade Desk, Inc. – Class A(a)	91	7,955
		14,370
Internet – 13.5%
Airbnb, Inc. – Class A(a)	85	14,022
Alphabet, Inc. – Class A(a)	1,216	183,531
Alphabet, Inc. – Class C(a)	1,093	166,420
Amazon.com, Inc.(a)	1,901	342,901

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

SCHEDULE OF INVESTMENTS (Continued)
at March 31, 2024 (Unaudited)

COMMON STOCKS – 95.3% (Continued)	Shares	Value
Internet – 13.5% (Continued)
Booking Holdings, Inc.	7	$25,395
CDW Corp.	27	6,906
DoorDash, Inc. – Class A(a)	59	8,125
eBay, Inc.	106	5,595
Expedia Group, Inc.(a)	26	3,582
Gen Digital, Inc.	119	2,666
GoDaddy, Inc. – Class A(a)	29	3,442
Meta Platforms, Inc. – Class A	454	220,453
Netflix, Inc.(a)	88	53,445
Okta, Inc.(a)	32	3,348
Palo Alto Networks, Inc.(a)	66	18,753
Pinterest, Inc. – Class A(a)	121	4,195
Uber Technologies, Inc.(a)	413	31,797
VeriSign, Inc.(a)	20	3,790
		1,098,366
Media – 1.1%
Charter Communications, Inc. – Class A(a)	20	5,813
Comcast Corp. – Class A	814	35,287
FactSet Research Systems, Inc.	7	3,181
Liberty Media Corp.-Liberty Formula One – Class C(a)	41	2,690
Walt Disney Co.	379	46,374
Warner Bros Discovery, Inc.(a)	458	3,998
		97,343
Telecommunications – 1.7%
Arista Networks, Inc.(a)	52	15,079
AT&T, Inc.	1,480	26,048
Cisco Systems, Inc.	837	41,775
Corning, Inc.	159	5,241
T-Mobile US, Inc.	97	15,832
Verizon Communications, Inc.	870	36,505
		140,480
TOTAL COMMUNICATIONS		1,350,559

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

SCHEDULE OF INVESTMENTS (Continued)
at March 31, 2024 (Unaudited)

COMMON STOCKS – 95.3% (Continued)	Shares	Value
CONSUMER, CYCLICAL – 8.3%
Airlines – 0.1%
Delta Air Lines, Inc.	132	$6,319
Southwest Airlines Co.	122	3,561
United Airlines Holdings, Inc.(a)	67	3,208
		13,088
Apparel – 0.4%
Deckers Outdoor Corp.(a)	5	4,706
NIKE, Inc. – Class B	243	22,837
		27,543
Auto Manufacturers – 1.8%
Cummins, Inc.	28	8,250
Ford Motor Co.	807	10,717
General Motors Co.	238	10,793
PACCAR, Inc.	106	13,132
Tesla, Inc.(a)	573	100,727
		143,619
Distribution/Wholesale – 0.3%
Copart, Inc.(a)	180	10,426
Fastenal Co.	118	9,103
LKQ Corp.	54	2,884
Pool Corp.	7	2,825
Watsco, Inc.	6	2,592
WW Grainger, Inc.	9	9,156
		36,986
Entertainment – 0.1%
DraftKings, Inc. – Class A(a)	93	4,223
Live Nation Entertainment, Inc.(a)	29	3,067
		7,290
Home Builders – 0.3%
DR Horton, Inc.	60	9,873
Lennar Corp. – Class A	49	8,427
PulteGroup, Inc.	43	5,187
		23,487

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

SCHEDULE OF INVESTMENTS (Continued)
at March 31, 2024 (Unaudited)

COMMON STOCKS – 95.3% (Continued)	Shares	Value
Leisure Time – 0.1%
Carnival Corp.(a)	203	$3,317
Royal Caribbean Cruises Ltd.(a)	48	6,673
		9,990
Lodging – 0.4%
Hilton Worldwide Holdings, Inc.	51	10,879
Las Vegas Sands Corp.	84	4,343
Marriott International, Inc. – Class A	50	12,616
		27,838
Retail – 4.8%
AutoZone, Inc.(a)	3	9,455
Best Buy Co., Inc.	39	3,199
Burlington Stores, Inc.(a)	13	3,018
CarMax, Inc.(a)	32	2,788
Chipotle Mexican Grill, Inc.(a)	5	14,534
Costco Wholesale Corp.	91	66,668
Darden Restaurants, Inc.	24	4,012
Dollar General Corp.	45	7,023
Dollar Tree, Inc.(a)	45	5,992
Domino’s Pizza, Inc.	7	3,478
Floor & Decor Holdings, Inc. – Class A(a)	21	2,722
Genuine Parts Co.	28	4,338
Home Depot, Inc.	205	78,637
Lowe’s Cos., Inc.	119	30,313
Lululemon Athletica, Inc.(a)	22	8,594
McDonald’s Corp.	149	42,011
O’Reilly Automotive, Inc.(a)	12	13,547
Ross Stores, Inc.	68	9,980
Starbucks Corp.	229	20,928
Target Corp.	95	16,835
TJX Cos., Inc.	235	23,834
Tractor Supply Co.	22	5,758
Ulta Beauty, Inc.(a)	10	5,229
Walgreens Boots Alliance, Inc.	147	3,188
Williams-Sonoma, Inc.	12	3,810
Yum! Brands, Inc.	58	8,042
		397,933
TOTAL CONSUMER, CYCLICAL		687,774

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

SCHEDULE OF INVESTMENTS (Continued)
at March 31, 2024 (Unaudited)

COMMON STOCKS – 95.3% (Continued)	Shares	Value
CONSUMER, NON-CYCLICAL – 19.7%
Beverages – 1.6%
Brown-Forman Corp. – Class B	62	$3,200
Celsius Holdings, Inc.(a)	32	2,653
Coca-Cola Co.	887	54,267
Constellation Brands, Inc. – Class A	34	9,240
Keurig Dr Pepper, Inc.	204	6,257
Monster Beverage Corp.(a)	155	9,188
PepsiCo, Inc.	283	49,528
		134,333
Biotechnology – 1.6%
Alnylam Pharmaceuticals, Inc.(a)	25	3,736
Amgen, Inc.	110	31,275
Biogen, Inc.(a)	29	6,253
BioMarin Pharmaceutical, Inc.(a)	38	3,319
Corteva, Inc.	145	8,362
Gilead Sciences, Inc.	257	18,825
Illumina, Inc.(a)	32	4,394
Incyte Corp.(a)	45	2,564
Moderna, Inc.(a)	69	7,353
Regeneron Pharmaceuticals, Inc.(a)	21	20,212
Vertex Pharmaceuticals, Inc.(a)	53	22,155
		128,448
Commercial Services – 1.9%
Automatic Data Processing, Inc.	84	20,978
Block, Inc.(a)	112	9,473
Cintas Corp.	17	11,680
Corpay, Inc.(a)	13	4,011
CoStar Group, Inc.(a)	83	8,018
Equifax, Inc.	25	6,688
Gartner, Inc.(a)	15	7,150
Global Payments, Inc.	52	6,950
Moody’s Corp.	37	14,542
PayPal Holdings, Inc.(a)	220	14,738
Quanta Services, Inc.	29	7,534
Rollins, Inc.	60	2,776
S&P Global, Inc.	64	27,229

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

SCHEDULE OF INVESTMENTS (Continued)
at March 31, 2024 (Unaudited)

COMMON STOCKS – 95.3% (Continued)	Shares	Value
Commercial Services – 1.9% (Continued)
TransUnion	40	$3,192
United Rentals, Inc.	13	9,374
Verisk Analytics, Inc.	29	6,836
		161,169
Cosmetics/Personal Care – 1.4%
Colgate-Palmolive Co.	170	15,309
Estee Lauder Cos., Inc. – Class A	48	7,399
Procter & Gamble Co.	486	78,854
		101,562
Food – 0.7%
Conagra Brands, Inc.	98	2,905
General Mills, Inc.	117	8,186
Hershey Co.	30	5,835
J M Smucker Co.	21	2,643
Kellanova	59	3,380
Kraft Heinz Co.	250	9,225
Kroger Co.	147	8,398
Lamb Weston Holdings, Inc.	29	3,089
McCormick & Co., Inc.	51	3,917
Mondelez International, Inc. – Class A	278	19,460
Sysco Corp.	102	8,280
US Foods Holding Corp.(a)	50	2,699
		78,017
Healthcare-Products – 3.6%
Abbott Laboratories	357	40,577
Agilent Technologies, Inc.	60	8,731
Align Technology, Inc.(a)	14	4,591
Avantor, Inc.(a)	136	3,478
Baxter International, Inc.	104	4,445
Boston Scientific Corp.(a)	302	20,684
Cooper Cos., Inc.	40	4,058
Danaher Corp.	139	34,711
Edwards Lifesciences Corp.(a)	122	11,658
GE HealthCare Technologies, Inc.	81	7,364
Hologic, Inc.(a)	47	3,664

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

SCHEDULE OF INVESTMENTS (Continued)
at March 31, 2024 (Unaudited)

COMMON STOCKS – 95.3% (Continued)	Shares	Value
Healthcare-Products – 3.6% (Continued)
IDEXX Laboratories, Inc.(a)	17	$9,179
Intuitive Surgical, Inc.(a)	72	28,734
Medtronic PLC	274	23,880
ResMed, Inc.	30	5,941
Revvity, Inc.	25	2,625
STERIS PLC	20	4,496
Stryker Corp.	73	26,125
Thermo Fisher Scientific, Inc.	78	45,334
Waters Corp.(a)	12	4,131
West Pharmaceutical Services, Inc.	15	5,936
Zimmer Biomet Holdings, Inc.	42	5,543
		305,885
Healthcare-Services – 2.1%
Centene Corp.(a)	109	8,554
Charles River Laboratories International, Inc.(a)	10	2,710
Elevance Health, Inc.	47	24,371
HCA Healthcare, Inc.	39	13,008
Humana, Inc.	24	8,321
IQVIA Holdings, Inc.(a)	37	9,357
Laboratory Corp. of America Holdings	17	3,714
Molina Healthcare, Inc.(a)	11	4,519
Quest Diagnostics, Inc.	22	2,928
UnitedHealth Group, Inc.	190	93,992
		171,474
Household Products/Wares – 0.2%
Avery Dennison Corp.	16	3,572
Church & Dwight Co., Inc.	50	5,216
Clorox Co.	25	3,828
Kimberly-Clark Corp.	69	8,925
		21,541
Pharmaceuticals – 6.6%
AbbVie, Inc.	365	66,467
Becton Dickinson & Co.	59	14,600
Bristol-Myers Squibb Co.	418	22,668
Cardinal Health, Inc.	50	5,595

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

SCHEDULE OF INVESTMENTS (Continued)
at March 31, 2024 (Unaudited)

COMMON STOCKS – 95.3% (Continued)	Shares	Value
Pharmaceuticals – 6.6% (Continued)
Cencora, Inc.	34	$8,262
Cigna Group	59	21,428
CVS Health Corp.	260	20,738
Dexcom, Inc.(a)	78	10,819
Eli Lilly & Co.	175	136,142
Johnson & Johnson	498	78,779
McKesson Corp.	27	14,495
Merck & Co., Inc.	523	69,010
Neurocrine Biosciences, Inc.(a)	20	2,758
Pfizer, Inc.	1,167	32,384
Viatris, Inc.	241	2,878
Zoetis, Inc.	94	15,906
		522,929
TOTAL CONSUMER, NON-CYCLICAL		1,625,358

ENERGY – 0.1%
Energy-Alternate Sources – 0.1%
Enphase Energy, Inc.(a)	27	3,266
First Solar, Inc.(a)	20	3,376
		6,642
TOTAL ENERGY		6,642

FINANCIAL – 11.4%
Banks – 4.6%
Bank of America Corp.	1,628	61,734
Bank of New York Mellon Corp.	155	8,931
Citigroup, Inc.	383	24,221
Citizens Financial Group, Inc.	94	3,411
Fifth Third Bancorp	140	5,209
First Republic Bank(a)	26	1
Goldman Sachs Group, Inc.	67	27,985
Huntington Bancshares, Inc.	296	4,129
JPMorgan Chase & Co.	593	118,779
KeyCorp	192	3,036
M&T Bank Corp.	34	4,945
Morgan Stanley	259	24,387
Northern Trust Corp.	41	3,646

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

SCHEDULE OF INVESTMENTS (Continued)
at March 31, 2024 (Unaudited)

COMMON STOCKS – 95.3% (Continued)	Shares	Value
Banks – 4.6% (Continued)
PNC Financial Services Group, Inc.	82	$13,251
Regions Financial Corp.	189	3,977
State Street Corp.	62	4,794
SVB Financial Group(a)	7	0	(d)
Truist Financial Corp.	275	10,720
US Bancorp	322	14,393
Wells Fargo & Co.	740	42,890
		380,439
Diversified Financial Services – 4.6%
American Express Co.	149	33,926
Ameriprise Financial, Inc.	20	8,769
Apollo Global Management, Inc.	82	9,221
Ares Management Corp. – Class A	32	4,255
BlackRock, Inc.	30	25,011
Capital One Financial Corp.	77	11,465
Charles Schwab Corp.	344	24,885
CME Group, Inc.	74	15,931
Coinbase Global, Inc. – Class A(a)	34	9,014
Discover Financial Services	51	6,686
Intercontinental Exchange, Inc.	117	16,079
LPL Financial Holdings, Inc.	15	3,963
Mastercard, Inc. – Class A	171	82,348
Nasdaq, Inc.	73	4,606
Raymond James Financial, Inc.	39	5,008
Synchrony Financial	83	3,579
T Rowe Price Group, Inc.	45	5,486
Tradeweb Markets, Inc. – Class A	23	2,396
Visa, Inc. – Class A	326	90,980
		363,608
Insurance – 1.9%
Aflac, Inc.	107	9,187
Allstate Corp.	54	9,343
American International Group, Inc.	140	10,944
Arthur J Gallagher & Co.	44	11,002
Brown & Brown, Inc.	49	4,289
Chubb Ltd.	83	21,508

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

SCHEDULE OF INVESTMENTS (Continued)
at March 31, 2024 (Unaudited)

COMMON STOCKS – 95.3% (Continued)	Shares	Value
Insurance – 1.9% (Continued)
Cincinnati Financial Corp.	31	$3,849
Everest Group Ltd.	6	2,385
Fidelity National Financial, Inc.	53	2,814
Hartford Financial Services Group, Inc.	61	6,286
Loews Corp.	37	2,897
Markel Group, Inc.(a)	2	3,043
Marsh & McLennan Cos., Inc.	101	20,804
MetLife, Inc.	125	9,264
Principal Financial Group, Inc.	48	4,143
Progressive Corp.	120	24,818
Prudential Financial, Inc.	74	8,688
Travelers Cos., Inc.	47	10,817
W R Berkley Corp.	41	3,626
		169,707
Private Equity – 0.2%
Blackstone, Inc.	146	19,180

Real Estate – 0.1%
CBRE Group, Inc. – Class A(a)	62	6,029
TOTAL FINANCIAL		938,963

INDUSTRIAL – 5.7%
Aerospace/Defense – 0.1%
Howmet Aerospace, Inc.	84	5,748

Building Materials – 0.7%
Builders FirstSource, Inc.(a)	24	5,005
Carrier Global Corp.	172	9,998
Johnson Controls International PLC	139	9,079
Lennox International, Inc.	6	2,933
Martin Marietta Materials, Inc.	12	7,367
Masco Corp.	45	3,550
Owens Corning	17	2,836
Trane Technologies PLC	46	13,809
Vulcan Materials Co.	27	7,369
		61,946

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

SCHEDULE OF INVESTMENTS (Continued)
at March 31, 2024 (Unaudited)

COMMON STOCKS – 95.3% (Continued)	Shares	Value
Electrical Components & Equipment – 0.6%
AMETEK, Inc.	47	$8,596
Eaton Corp. PLC	82	25,639
Emerson Electric Co.	117	13,270
		47,505
Electronics – 0.3%
Fortive Corp.	72	6,193
Hubbell, Inc.	11	4,566
Jabil, Inc.	25	3,349
Keysight Technologies, Inc.(a)	35	5,473
Mettler-Toledo International, Inc.(a)	4	5,325
Trimble, Inc.(a)	50	3,218
		28,124
Engineering & Construction – 0.1%
AECOM	28	2,746
EMCOR Group, Inc.	9	3,152
TopBuild Corp.(a)	6	2,644
		8,542
Environmental Control – 0.4%
Pentair PLC	34	2,905
Republic Services, Inc.	65	12,444
Waste Management, Inc.	83	17,691
		33,040
Hand/Machine Tools – 0.1%
Lincoln Electric Holdings, Inc.	11	2,810
Snap-on, Inc.	10	2,962
Stanley Black & Decker, Inc.	31	3,036
		8,808
Machinery-Construction & Mining – 0.5%
Caterpillar, Inc.	103	37,742
Vertiv Holdings Co. – Class A	74	6,044
		43,786
Machinery-Diversified – 0.9%
Deere & Co.	53	21,769

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

SCHEDULE OF INVESTMENTS (Continued)
at March 31, 2024 (Unaudited)

COMMON STOCKS – 95.3% (Continued)	Shares	Value
Machinery-Diversified – 0.9% (Continued)
Dover Corp.	28	$4,961
Graco, Inc.	34	3,178
IDEX Corp.	15	3,660
Ingersoll Rand, Inc.	83	7,881
Nordson Corp.	10	2,745
Otis Worldwide Corp.	83	8,239
Rockwell Automation, Inc.	23	6,701
Westinghouse Air Brake Technologies Corp.	36	5,244
Xylem, Inc.	49	6,333
		70,711
Miscellaneous Manufacturing – 0.6%
3M Co.	114	12,092
Carlisle Cos., Inc.	9	3,527
Illinois Tool Works, Inc.	61	16,368
Parker-Hannifin Corp.	26	14,451
		46,438
Packaging & Containers – 0.0%(b)
Packaging Corp. of America	18	3,416

Transportation – 1.4%
CSX Corp.	404	14,976
Expeditors International of Washington, Inc.	29	3,526
FedEx Corp.	47	13,618
JB Hunt Transport Services, Inc.	16	3,188
Norfolk Southern Corp.	46	11,724
Old Dominion Freight Line, Inc.	38	8,334
Saia, Inc.(a)	5	2,925
Union Pacific Corp.	125	30,741
United Parcel Service, Inc. – Class B	150	22,295
XPO, Inc.(a)	23	2,807
		114,134
TOTAL INDUSTRIAL		472,198

TECHNOLOGY – 32.3%
Computers – 8.1%
Apple, Inc.	3,193	547,536

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

SCHEDULE OF INVESTMENTS (Continued)
at March 31, 2024 (Unaudited)

COMMON STOCKS – 95.3% (Continued)	Shares	Value
Computers – 8.1% (Continued)
Cognizant Technology Solutions Corp. – Class A	102	$7,476
Crowdstrike Holdings, Inc. – Class A(a)	46	14,747
Dell Technologies, Inc. – Class C	48	5,477
EPAM Systems, Inc.(a)	11	3,038
Fortinet, Inc.(a)	130	8,880
Hewlett Packard Enterprise Co.	268	4,752
HP, Inc.	202	6,104
International Business Machines Corp.	189	36,091
NetApp, Inc.	42	4,409
Pure Storage, Inc. – Class A(a)	61	3,171
Seagate Technology Holdings PLC	43	4,001
Super Micro Computer, Inc.(a)	9	9,090
Western Digital Corp.(a)	66	4,504
Zscaler, Inc.(a)	18	3,467
		662,743
Office-Business Equipment – 0.0%(b)
Zebra Technologies Corp. – Class A(a)	10	3,014

Semiconductors – 11.1%
Advanced Micro Devices, Inc.(a)	331	59,742
Analog Devices, Inc.	102	20,175
Applied Materials, Inc.	171	35,265
Broadcom, Inc.	94	124,589
Entegris, Inc.	30	4,216
Intel Corp.	874	38,605
KLA Corp.	27	18,861
Lam Research Corp.	27	26,232
Marvell Technology, Inc.	176	12,475
Microchip Technology, Inc.	109	9,778
Micron Technology, Inc.	227	26,761
Monolithic Power Systems, Inc.	9	6,097
NVIDIA Corp.	497	449,069
ON Semiconductor Corp.(a)	87	6,399
QUALCOMM, Inc.	230	38,939
Skyworks Solutions, Inc.	33	3,575
Teradyne, Inc.	31	3,498
Texas Instruments, Inc.	187	32,577
		916,853

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

SCHEDULE OF INVESTMENTS (Continued)
at March 31, 2024 (Unaudited)

COMMON STOCKS – 95.3% (Continued)	Shares	Value
Software – 13.1%
Adobe, Inc.(a)	92	$46,423
Akamai Technologies, Inc.(a)	30	3,263
ANSYS, Inc.(a)	17	5,902
Atlassian Corp. – Class A(a)	32	6,244
Autodesk, Inc.(a)	44	11,458
Broadridge Financial Solutions, Inc.	24	4,917
Cadence Design Systems, Inc.(a)	55	17,120
Cloudflare, Inc. – Class A(a)	60	5,810
Datadog, Inc. – Class A(a)	56	6,922
Dynatrace, Inc.(a)	55	2,554
Electronic Arts, Inc.	50	6,634
Fair Isaac Corp.(a)	5	6,248
Fidelity National Information Services, Inc.	119	8,827
Fiserv, Inc.(a)	121	19,338
HubSpot, Inc.(a)	10	6,266
Intuit, Inc.	56	36,400
Jack Henry & Associates, Inc.	14	2,432
Manhattan Associates, Inc.(a)	12	3,003
Microsoft Corp.	1,516	637,811
MicroStrategy, Inc. – Class A(a)	3	5,114
MongoDB, Inc.(a)	14	5,021
MSCI, Inc.	15	8,407
Nutanix, Inc. – Class A(a)	50	3,086
Oracle Corp.	330	41,451
Paychex, Inc.	66	8,105
PTC, Inc.(a)	24	4,535
ROBLOX Corp. – Class A(a)	100	3,818
Roper Technologies, Inc.	22	12,338
Salesforce, Inc.	194	58,429
ServiceNow, Inc.(a)	42	32,021
Snowflake, Inc. – Class A(a)	62	10,019
SS&C Technologies Holdings, Inc.	44	2,832
Synopsys, Inc.(a)	31	17,717
Take-Two Interactive Software, Inc.(a)	32	4,752
Tyler Technologies, Inc.(a)	8	3,400
Veeva Systems, Inc. – Class A(a)	30	6,951
Workday, Inc. – Class A(a)	42	11,456

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

SCHEDULE OF INVESTMENTS (Continued)
at March 31, 2024 (Unaudited)

COMMON STOCKS – 95.3% (Continued)	Shares	Value
Software – 13.1% (Continued)
Zoom Video Communications, Inc. – Class A(a)	47	$3,072
		1,080,096
TOTAL TECHNOLOGY		2,662,706

UTILITIES – 0.1%
Water – 0.1%
American Water Works Co., Inc.	40	4,888
TOTAL UTILITIES		4,888
TOTAL COMMON STOCKS (Cost $6,223,188)		7,862,455

REITS – 2.3%
Alexandria Real Estate Equities, Inc.	35	4,512
American Homes 4 Rent – Class A	69	2,538
American Tower Corp.	96	18,969
AvalonBay Communities, Inc.	29	5,381
Crown Castle, Inc.	89	9,419
Digital Realty Trust, Inc.	64	9,219
Equinix, Inc.	19	15,681
Equity Residential	77	4,859
Essex Property Trust, Inc.	13	3,183
Extra Space Storage, Inc.	43	6,321
Healthpeak Properties, Inc.	146	2,738
Host Hotels & Resorts, Inc.	144	2,978
Invitation Homes, Inc.	126	4,487
Iron Mountain, Inc.	60	4,813
Kimco Realty Corp.	136	2,667
Mid-America Apartment Communities, Inc.	24	3,158
Prologis, Inc.	190	24,741
Public Storage	32	9,282
Realty Income Corp.	178	9,630
SBA Communications Corp.	22	4,767
Simon Property Group, Inc.	66	10,328
Sun Communities, Inc.	25	3,215
UDR, Inc.	67	2,506
Ventas, Inc.	82	3,570

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

SCHEDULE OF INVESTMENTS (Continued)
at March 31, 2024 (Unaudited)

REITS – 2.3% (Continued)	Shares	Value
VICI Properties, Inc.	215	$6,405
Welltower, Inc.	117	10,932
Weyerhaeuser Co.	150	5,387
WP Carey, Inc.	44	2,483
		194,169

TOTAL REITS (Cost $192,885)		194,169
TOTAL INVESTMENTS – 97.6% (Cost $6,416,073)		8,056,624
Money Market Deposit Account – 2.5% (c)		206,995
Liabilities in Excess of Other Assets – (0.1)%		(10,475)
TOTAL NET ASSETS – 100.0%		$8,253,144

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

NV – Naamloze Vennootschap

PLC – Public Limited Company

REIT – Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Represents less than 0.05% of net assets.

(c)	The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2024 was 5.17%.

(d)	The fair market value of the holding is less than $0.50.

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

STATEMENT OF ASSETS AND LIABILITIES
at March 31, 2024 (Unaudited)

Assets:
Investments, at value (cost of $6,416,073)	$8,056,624
Cash	208,820
Receivables:
Fund shares sold	5,523
Dividends and interest	6,406
Total assets	8,277,373

Liabilities:
Payables:
Fund shares redeemed	22,038
Securities purchased	1,718
Advisory fee	473
Total liabilities	24,229

Net assets	$8,253,144

Net assets consist of:
Paid in capital	$6,653,819
Total distributable earnings	1,599,325
Net assets	$8,253,144

Institutional Shares:
Net assets applicable to outstanding Institutional Shares	8,253,144
Shares issued (Unlimited number of beneficial interest authorized, $0.01 par value)	340,067
Net asset value, offering price and redemption price per share	$24.27

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

STATEMENT OF OPERATIONS
For the Period Ended March 31, 2024 (Unaudited)

Investment income:
Dividends	$43,398
Interest	10,345
Total investment income	53,743

Expenses:
Investment advisory fees (Note 4)	2,331
Total expenses	2,331
Net investment income	$51,412

Realized and unrealized gain:
Net realized gain on transactions from:
Investments	$8,185
Net change in unrealized appreciation on investments	1,351,301
Net realized and unrealized gain	1,359,486
Net increase in net assets resulting from operations	$1,410,898

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	March 31, 2024	Year Ended
	(Unaudited)	September 30, 2023
Operations:
Net investment income	$51,412	$64,695
Net realized gain (loss) on investments	8,185	(51,908)
Net change in unrealized gain on investments	1,351,301	575,775
Net increase in net assets resulting from operations	1,410,898	588,562

Distributions:
Distributed earnings	(79,986)	(17,911)
Total distributed earnings	(79,986)	(17,911)

Capital Share Transactions:
Proceeds from shares sold	2,435,337	4,762,952
Proceeds from shares issued to holders in reinvestment of dividends	73,443	16,590
Cost of shares redeemed	(1,117,151)	(1,264,047)
Net increase in net assets from capital share transactions	1,391,629	3,515,495
Total increase in net assets	2,722,541	4,086,146

Net Assets:
Beginning of period	5,530,603	1,444,457
End of period	$8,253,144	$5,530,603

Changes in Shares Outstanding:
Shares sold	110,696	254,268
Shares issued to holders in reinvestment of dividends	3,358	941
Shares redeemed	(52,223)	(64,267)
Net increase in shares outstanding	61,831	190,942

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout the period

Institutional Shares

	Period
	Ended		Fiscal Year	October 4, 2021
	March 31,		Ended	Through
	2024		September 30,	September 30,
	(Unaudited)		2023	2022*
Net Asset Value – Beginning of Period	$19.88		$16.55	$20.00

Income from Investment Operations:
Net investment income[1]	0.17		0.31	0.22
Net realized and unrealized gain (loss) on investments	4.51		3.15	(3.66)
Total from investment operations	4.68		3.46	(3.44)

Less Distributions:
Dividends from net investment income	(0.29)		(0.13)	(0.01)
Total distributions	(0.29)		(0.13)	(0.01)

Net Asset Value – End of Period	$24.27		$19.88	$16.55

Total Return	23.84	% ^	20.98%	(17.20	)% ^

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$8,253		$5,531	$1,444
Ratio of operating expenses to average net assets:	0.07	% +	0.07%	0.11	% +
Ratio of net investment income to average net assets:	1.54	% +	1.59%	1.15	% +
Portfolio turnover rate	4	% ^	16%	14	% ^

*	Commencement of operations for the Fund was October 4, 2021.

+	Annualized

^	Not Annualized

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

NOTES TO FINANCIAL STATEMENTS
at March 31, 2024 (Unaudited)

NOTE 1 – ORGANIZATION

The Sphere 500 Climate Fund (the “Fund”) is a series of Manager Directed Portfolios (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as a Delaware statutory trust on April 4, 2006. The Fund is an open-end investment management company and is a diversified series of the Trust. The Fund commenced operations on October 4, 2021. Reflection Asset Management, LLC (the “Advisor”) serves as the investment advisor to the Fund. The investment objective of the Fund is to track the performance, before fees and expenses, of the Sphere 500 Fossil Free Index (the “Index”). The Fund was reorganized into the Sphere 500 Climate Fund (the “Acquiring Fund”), a newly-created series of North Square Investments Trust (the “Reorganization”), effective April 12, 2024. The Reorganization was accomplished by the transfer of the assets and the liabilities of the Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund, the pro-rata distribution of such shares to the shareholders of the Fund, and liquidation of the Fund on the Reorganization Date.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.

B.	Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provisions are required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken or expected to be taken on a tax return. The tax returns for the Funds for the prior three fiscal years are open for examination. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Delaware. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the

Sphere 500 Climate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at March 31, 2024 (Unaudited)

applicable taxing authority. Based on its analysis, Management has concluded that the Fund does not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Fund did not incur any interest or penalties for the six months ended March 31, 2024.

C.	Securities Transactions, Income and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

The Fund distributes substantially all of its net investment income, if any, and net realized capital gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.

D.	Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.	Reclassification of Capital Accounts: GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

F.	Events Subsequent to the Fiscal Period End: In preparing the financial statements as of March 31, 2024 and through the date the financial statements were available to be issued, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements. The Reorganization of the fund into the acquiring fund commenced on April 12, 2024. Additionally, as of end of business on April 12, 2024 Ultimus Fund Solutions, LLC replaced U.S. Bancorp Fund Services, LLC as the Fund’s Administrator.

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation

Sphere 500 Climate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at March 31, 2024 (Unaudited)

techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted, quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the date of measurement.

Level 2 –	Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 –	Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities: Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the mean between the bid and asked prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 or Level 2 of the fair value hierarchy.

Registered Investment Companies: Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Sphere 500 Climate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at March 31, 2024 (Unaudited)

Short-Term Debt Securities: Debt securities, including short-term debt instruments having a maturity of less than 60 days, are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of prices from a pricing service, the securities will be priced in accordance with the procedures adopted by the Board. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

In the absence of prices from a pricing service, or if market quotations are not readily available, fair value will be determined under the Fund’s valuation procedures adopted pursuant to Rule 2a-5. Pursuant to those procedures, the Board has appointed the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has established procedures for its fair valuation of the Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2024:

	Level 1	Level 2	Level 3	Total
Total Common Stocks	$7,862,455	$—	$—	$7,862,455
REITs	194,169	—	—	194,169
Total Investments in Securities	$8,056,624	$—	$—	$8,056,624

*	See industry classifications in the fund’s schedule of investments.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended March 31, 2024, the Advisor provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, and facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at an annual rate of 0.07% of the average daily net assets of the Fund. For the six months ended March 31, 2024, the Fund incurred $2,331 in advisory fees.

Sphere 500 Climate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at March 31, 2024 (Unaudited)

Pursuant to the Advisory Agreement between the Trust, on behalf of the Fund, and Reflection Asset Management, the Fund pays a unified management fee to the Advisor, which is calculated daily and paid monthly. Under the Investment Advisory Agreement, the Advisor has agreed to pay all expenses of the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, shareholder servicing, and the advisory fee payable to the Advisor.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals. Fund Services also serves as the fund accountant, transfer agent and Chief Compliance Officer to the Fund. U.S. Bank N.A., an affiliate of Fund Services, serves as the Fund’s custodian.

Ultimus Fund Solutions (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

Certain officers of the Fund are employees of the Administrator and are not paid any fees by the Fund for serving in such capacities.

NOTE 5 – SECURITIES TRANSACTIONS

For the six months ended March 31, 2024, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
Sphere 500 Climate Fund	$1,552,865	$277,563

There were no purchases or sales of long-term U.S. Government securities.

Sphere 500 Climate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at March 31, 2024 (Unaudited)

NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

As of September 30, 2023, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments	$5,213,398
Gross unrealized appreciation	573,968
Gross unrealized depreciation	(331,644)
Net unrealized depreciation	242,324
Undistributed ordinary income	56,709
Undistributed long-term capital gain	—
Total distributable earnings	56,709
Capital loss carry-forwards	—
Other accumulated gains/(losses)	(30,620)
Total accumulated earnings/(losses)	$268,413

At September 30, 2023, the Fund had short-term tax basis capital losses of $30,620 with no expiration date and no long-term tax basis capital losses.

The tax character of distributions paid during the fiscal period ended September 30, 2023, was as follows:

	Fiscal Year Ended	Period Ended
	September 30, 2023	September 30, 2022
Ordinary income	$17,911	$326

NOTE 7 – PRINCIPAL RISKS

Below are summaries of some, but not all, of the principal risks of investing in the Fund, each of which could adversely affect the Fund’s NAV, market price, yield, and total return. Further information about investment risks is available in the Fund’s prospectus and Statement of Additional Information.

Climate Investing Considerations Risk: Considerations to mitigate climate risk, such as environmental criteria (e.g., fossil fuel screens), applied to the Index’s construction may limit the number of investment opportunities available to the Fund, and as a result, at times, the Fund may underperform funds that are not subject to similar investment considerations. For example, the Index may exclude certain securities due to climate-friendly considerations when other investment considerations would suggest that investing in such securities would be advantageous. The Fund may also underperform funds that invest in the energy and utilities sectors, particularly in times of rising oil, gas and energy prices.

General Market Risk; Recent Market Events: The market value of a security may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a

Sphere 500 Climate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at March 31, 2024 (Unaudited)

security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and global macro factors, including rising inflation, the war between Russia and Ukraine and the impact of the coronavirus (COVID-19) global pandemic. While U.S. and global economies are recovering from the effects of COVID-19, growth concerns persist. Uncertainties regarding the level of central banks’ interest rate increases, political events, the Russia-Ukraine conflict, rising government debt in the U.S. and trade tensions have also contributed to market volatility.

Global economies and financial markets are increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on the Fund’s returns. The advisor will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that they will be successful in doing so.

Small Fund Risk: There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. Liquidation of the Fund can be initiated without shareholder approval by the Board of Trustees if it determines that liquidation is in the best interest of shareholders. As a result, the timing of the Fund’s liquidation may not be favorable.

Common Stock Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

Large-Capitalization Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Sector Risk: To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Information Technology Sector Risk: Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on

Sphere 500 Climate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at March 31, 2024 (Unaudited)

technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Passive Investment Risk: The Fund is not actively managed and the advisor would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.

Index Calculation Risk: There is no assurance that the Index Administrator will compile the Index accurately or that the Index will be reconstituted, rebalanced, calculated or disseminated accurately. The Index relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Administrator, or the advisor can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.

Cybersecurity Risk: With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Third Party Data Risk: The composition of the Index, and consequently the Fund’s portfolio, is heavily dependent on information and data published by independent third parties (“Third Party Data”). When Third Party Data proves to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Index that would have been excluded or included had the Third Party Data been correct and complete. If the composition of the Index reflects such errors, the Fund’s portfolio can also be expected to reflect the errors.

Tracking Error Risk: As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.

Sphere 500 Climate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at March 31, 2024 (Unaudited)

Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the advisor’s control, including instances at third parties. The Fund and the Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

NOTE 8 – GUARANTEES AND INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

NOTE 9 – CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2024, Vanguard Brokerage Services held 65% of the outstanding Shares of the Fund. The Fund has no knowledge as to whether all or any portion of the shares owned of record by Vanguard Brokerage Services are also owned beneficially.

NOTE 10 – TAILORED SHAREHOLDER REPORTS

In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.

Sphere 500 Climate Fund

EXPENSE EXAMPLE
at March 31, 2024 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) and redemption fees, if applicable; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from October 1, 2023 to March 31, 2024, for the Fund.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $15 fee is charged to the account annually) that would increase the amount of expenses paid on your account. The example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As noted above, there are some account fees that are charged to certain types of accounts that would increase the amount of expense paid on your account.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Sphere 500 Climate Fund

EXPENSE EXAMPLE (Continued)
at March 31, 2024 (Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	10/1/2023	3/31/2024	10/1/2023-3/31/2024
Actual	$1,000.00	$1,238.40	$0.39
Hypothetical (5% return before expenses)	$1,000.00	$1,024.65	$0.35

(1)	Expenses are equal to the Fund’s annualized expense ratio of 0.07% multiplied by the average account value over the period, multiplied by 183/366 (to reflect the prior six months of operation).

Sphere 500 Climate Fund

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended, the Fund, a series of Manager Directed Portfolios (the “Trust”), has adopted and implemented a liquidity risk management program tailored specifically to the Fund (the “Program”). The Program seeks to promote effective liquidity risk management for the Fund and to protect Fund shareholders from dilution of their interests. The Board has designated the Fund’s investment adviser to serve as the administrator of the Program (the “Program Administrator”). Personnel of the Fund’s investment adviser conduct the day-to-day operation of the Program pursuant to policies and procedures administered by the Program Administrator. The Program Administrator is required to provide a written annual report to the Board and the chief compliance officer of the Trust regarding the adequacy and effectiveness of the Program and any material changes to the Program.

Under the Program, the Program Administrator manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. The Program assesses liquidity risk under both normal and reasonably foreseeable stressed market conditions. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. The Program Administrator’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

On May 14, 2024, the Board reviewed the Program Administrator’s assessment of the operation and effectiveness of the Program for the period January 1, 2023 through December 31, 2023 (the “Report”). The Report noted that there were no breaches of the Fund’s restriction on holding illiquid investments exceeding 15% of its net assets during the review period. The Report confirmed that the Fund’s investment strategy was appropriate for an open-end management investment company. The Report also indicated that no material changes had been made to the Program during the review period.

The Program Administrator determined that the Fund is reasonably likely to be able to meet redemption requests without adversely affecting non-redeeming Fund shareholders through significant dilution. The Program Administrator concluded that the during the review period, the Program was adequately designed and effectively operating to monitor the liquidity risk to the Fund, taking into account the size of the Fund, the type of business conducted, and other relevant factors.

Sphere 500 Climate Fund

NOTICE TO SHAREHOLDERS
at March 31, 2024 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-366-3863 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the most recent 12-Month Period Ended June 30

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available no later than August 31 without charge, upon request, by calling 1-800-366-3863. Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-PORT

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. Information included in the Fund’s Form N-PORT is also available, upon request, by calling 1-800-366-3863.

Householding

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-366-3863 to request individual copies of these documents. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

Sphere Proxy and Proposal Info

1.       To approve the Agreement and Plan of Reorganization and Termination providing for (a) the acquisition of all of the assets of the Acquired Fund by a newly created series of North Square Investments Trust of the same name (the “Acquiring Fund”) in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all liabilities of the Acquired Fund and (b) the subsequent liquidation, termination and dissolution of the Acquired Fund.

					%			%
		% For		%	Against		%	Abstain	Shares
For	% For	of O/S	Against	Against	of O/S	Abstain	Abstain	of O/S	Needed	Passed
159,118	98.80%	55.40%	0	0.00%	0.00%	1,925	1.20%	0.67%	-17,424	Yes

* Shares Change calculation considers votes since 26-Mar-24 09:15 AM

Sphere 500 Climate Fund

NOTICE OF PRIVACY POLICY AND PRACTICES

Protecting the privacy of Fund shareholders is important to us. The following is a description of the practices and policies through which we protect the privacy and security of your non-public personal information.

We collect non-public personal information about you from the following sources:

●	information we receive about you on applications or other forms;

●	information you give us orally; and

●	information about your transactions with us or others.

The types of non-public personal information we collect and share can include:

●	social security number;

●	account balances;

●	account transactions;

●	transaction history;

●	wire transfer instructions; and

●	checking account information.

What Information We Disclose

We do not disclose any non-public personal information about shareholders or former shareholders of the Fund without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.

How We Protect Your Information

All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

If you have any questions or concerns regarding this notice or our Privacy Policy, please contact us at 1-888-893-4491.

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Investment Adviser
Reflection Asset Management, LLC
1000 Palm Boulevard
Isle of Palms, South Carolina 29451

Independent Registered Public Accounting Firm
Cohen and Company
1835 Market Street, Suite 310
Philadelphia, Pennsylvania 19103

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
Ultimus Fund Solutions
4221 North 203rd Street, Suite 100
Elkhorn, Nebraska 68022

Distributor
Ultimus Fund Solutions
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 54246

(b)	NOT APPLICABLE.

Item 2. Code of Ethics.

NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert.

NOT APPLICABLE – disclosed with annual report

Item 4. Principle Accountant Fees and Services.

NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies.

Not applicable to Registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) NOT APPLICABLE.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)

The registrant’s Principal Executive Officer and Principal Financial Officer reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 13. Exhibits.

(a)(1)	NOT APPLICABLE – disclosed with annual report

(a)(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(a)(3)	NOT APPLICABLE to Registrant.

(a)(4)	NOT APPLICABLE

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) North Square Investments Trust

By (Signature and Title)	/s/ Ian Martin
Ian Martin, President and Principal Executive Officer

Date	6/7/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ian Martin
Ian Martin, President and Principal Executive Officer

Date	6/7/2024

By (Signature and Title)	/s/ Zachary P. Richmond

Zachary P. Richmond, Treasurer and Principal Financial Officer

Date	6/7/2024